One Commerce Square
                                        Philadelphia, PA 19103


Delaware Group of Funds                      DELAWARE
                                             GROUP
                                             --------


                                             1933 Act Rule 497(e)
                                                 File No. 2-86606
                                       1940 Act File No. 811-3850


Filed via Edgar (CIK # 0000728352)
----------------------------------

June 6, 1997

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No.  2-86606
     Delaware Group Tax-Free Fund, Inc. -
     Tax-Free USA Fund
     Tax-Free Insured Fund
     Tax-Free USA Intermediate Fund
     ------------------------------------

Dear Commission:

In accordance with the provisions of Rule 497(e) of the Securities Act of 1933, submitted electronically via the EDGAR system, please find a Supplement dated June 9, 1997 to be attached to the Delaware Group Tax-Free Fund, Inc. - Tax-Free USA
Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund
Prospectus dated October 30, 1996.


Very truly yours,


/s/Eric E. Miller
Eric E. Miller
Vice President/
Assistant Secretary

                               JUNE 9, 1997

                             Tax-Free USA Fund
                           Tax-Free Insured Fund
                      Tax-Free USA Intermediate Fund
                          Class A/Class B/Class C

              Supplement to Prospectus Dated October 30, 1996


     The maximum front-end sales charge for Class A Shares of USA
Fund and Insured Fund has been reduced from 4.75% to 3.75% and the maximum front-end sales charge for Class A Shares of Intermediate Fund has been reduced from 3.00% to 2.75%.
Accordingly, the following replaces the relevant line item applicable to Class A Shares in the Shareholder Transaction
Expenses table under Summary of Expenses:

                                    USA       Insured  Intermediate
                                    Fund      Fund         Fund
                                    Class A   Class A    Class A
Shareholder Transaction Expenses    Shares    Shares     Shares

Maximum Sales Charge Imposed
on Purchases
(as a percentage of
offering price). . . . . . . .      3.75%     3.75%       2.75%



     The following replaces the example of expenses for Class A
Shares:

             Assuming Redemption              Assuming No Redemption
         1 year 3 years 5 years 10 years  1 year 3 years 5 years 10 years
USA
Fund
Class A
Shares   $47(1)   $66   $88      $149       $47   $66      $88     $149

             Assuming Redemption              Assuming No Redemption
         1 year 3 years 5 years 10 years  1 year 3 years 5 years 10 years
Insured
Fund
Class A
Shares   $47(1)  $68    $90      $153      $47    $68      $90     $153

             Assuming Redemption              Assuming No Redemption
         1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years Intermediate
Fund
Class A
Shares   $30(1)   $35    $41      $58       $30   $35      $41     $58


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus.


    The following replaces the table of sales charges applicable to Class A Shares in the section of the Prospectus entitled
Front-End Sales Charge Alternative - Class A Shares under Classes of Shares:



                             USA Fund A Class
                           Insured Fund A Class

                   Front-End Sales Charge as % of    Dealer's
                                                    Commission***
       Amount of Purchase   Offering       Amount    as % of
                             Price         Invested** Offering
                                                       Price

                                      USA    Insured
                                      Fund   Fund
Less than $100,000             3.75%  3.90%  3.87%     3.25%
$100,000 but under $250,000    3.00   3.12   3.13      2.50
$250,000 but under $500,000    2.50   2.60   2.58      2.00
$500,000 but under $1,000,000* 2.00   2.08   2.03      1.75


                         Intermediate Fund A Class

                   Front-End Sales Charge as % of    Dealer's
                                                    Commission***
       Amount of Purchase   Offering       Amount    as % of
                             Price         Invested** Offering
                                                       Price


Less than $100,000             2.75%       2.81%       2.35%
$100,000 but under $250,000    2.00        2.03        1.75
$250,000 but under $500,000    1.00        0.97        0.75
$500,000 but under $1,000,000* 1.00        0.97        0.75
_________________________________________________________________

  *There is no front-end sales charge on purchases of Class A
Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 **Based on the net asset value per share of the Class A Shares as of the end of the Fund's most recent fiscal year.

***Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
_________________________________________________________________

    The schedule of dealer's commission which may be paid to financial advisers by the Distributor for certain purchases of USA Fund A Class and Insured Fund A Class of $1,000,000 or more remains the same as currently recited in the Prospectus. The following schedule replaces the current schedule of dealer's commissions which may be paid for purchases of Intermediate Fund A Class:


                         Intermediate Fund A Class

                                         Dealer's Commission
                                         (as a percentage of
Amount of Purchase                        amount purchased)

Up to $3 million                          0.50%
Next $2 million up to $5 million          0.40
Amount over $5 million                    0.20